Notes and Convertible Notes Payable (Details) - USD ($)																																																		3 Months Ended			12 Months Ended
	Jul. 15, 2026	Feb. 02, 2026	Jan. 30, 2026	Jan. 27, 2026	Jan. 22, 2026	Jan. 14, 2026	Dec. 02, 2025	Nov. 10, 2025	Oct. 03, 2025	Oct. 02, 2025	Sep. 26, 2025	Sep. 17, 2025	Sep. 10, 2025	Sep. 03, 2025	Jul. 29, 2025	Jul. 23, 2025	Jul. 16, 2025	Jul. 11, 2025	Jul. 01, 2025	Jun. 25, 2025	Jun. 18, 2025	Jun. 04, 2025	May 29, 2025	May 12, 2025	May 08, 2025	Apr. 22, 2025	Apr. 16, 2025	Apr. 09, 2025	Apr. 01, 2025	Mar. 27, 2025	Mar. 18, 2025	Mar. 12, 2025	Mar. 04, 2025	Feb. 14, 2025	Jan. 24, 2025	Jan. 16, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 04, 2024	Sep. 19, 2024	Jul. 30, 2024	Jun. 03, 2024	Apr. 24, 2024	Apr. 22, 2024	Apr. 18, 2024	Dec. 13, 2023	Dec. 12, 2023	Nov. 03, 2023	Aug. 08, 2023	May 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 08, 2026	Sep. 17, 2024	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020
Notes and Convertible Notes Payable [Line Items]
Payments against interest																																																			$ 7,310	$ 6,579	$ 15,351	$ 26,316
Prepaid interest								$ 14,766	$ 14,766						$ 21,621
Original issue discount				$ 19,800	$ 40,000			16,050	16,050						22,240
Net proceeds				125,000	$ 200,000			100,000	100,000						125,000
Fees								$ 7,000	$ 7,000						7,200
Conversion right discount, percentage			35.00%		20.00%			35.00%	35.00%																																									35.00%
Principal amount								$ 123,050	$ 123,050						154,440
Cash Repayments																																														$ 189,000
Discount against note				67,092	$ 110,880			47,356	45,676						62,014
Fair value of conversion option				22,076	26,443			9,520	7,860						10,953
Net proceeds received in amount				45,016				37,816	37,816						51,061																																				201,347	111,418	584,135	941,660
Loss on extinguishment of debt																																																			1,328,069	42,726	317,982	(178,986)
Total repayments								$ 137,816	$ 137,816						$ 176,061
Fair value warrant					$ 44,437	$ 9,699																																													(32,169)	(45,038)	(8,644)
Deemed dividend		$ 36,347																																																	36,347
Forecast [Member]
Notes and Convertible Notes Payable [Line Items]
Conversion right discount, percentage	35.00%
Warrant [Member]
Notes and Convertible Notes Payable [Line Items]
Purchase shares (in Shares)					32,249
Exercise price per share (in Dollars per share)																																					$ 2.26																	$ 2.26		$ 4.65
Fair value warrant																																																						$ 8,653
SBA Loans [Member]
Notes and Convertible Notes Payable [Line Items]
Interest accrued																																																			18,803		21,951	17,725
Interest expense (income)																																																			4,161	4,392	19,577	16,413
Loan [Member]
Notes and Convertible Notes Payable [Line Items]
Payments against interest																																																			7,310		15,351
Interest income																																																				$ 6,579		2,316
Government Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																					$ 450,000														42,938		450,000	$ 450,000
August 2023 Note Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount																																																	$ 144,760
Prepaid interest				18,216																																													17,371
Repayments of Debt																																																	162,131
Original issue discount																																																	15,510
Fees																																																	4,250
Net proceeds																																																	$ 125,000
Maturity Date																																											Feb. 28, 2025						Jun. 30, 2024
Monthly payments																																																	$ 16,213
Total repayments				170,016
Note Payable November 2023 [Member]
Notes and Convertible Notes Payable [Line Items]
Net proceeds						$ 25,000																																										$ 317,000
Maturity Date																																																Sep. 03, 2024
Principal amount																																																$ 350,000
Interest rate, percentage																																																0.00%
Original issue discount, percentage																																																8.00%
Payment premium, percentage																																																8.00%
Total cash repayments																																																$ 378,000
December 2023 Note I [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest																																															$ 17,371
Repayments of Debt																																															162,131
Original issue discount																																															15,510
Net proceeds																																															$ 125,000
Maturity Date																																															Oct. 15, 2024
Monthly payments																																															$ 16,213
Principal amount																																															144,760
Fees																																															$ 4,250
Conversion right discount, percentage																																															15.00%
December 2023 Note II Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Net proceeds																																														$ 156,000
Maturity Date																																														Sep. 03, 2024
Interest rate, percentage																																														0.00%
Original issue discount, percentage																																														8.00%
Payment premium, percentage																																														8.00%
Principal amount																																														$ 175,000
Conversion price per share (in Dollars per share)																																														$ 5
Notes Payable April 2024 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest																																											$ 19,320	$ 19,320
Original issue discount																																											21,000	21,000
Net proceeds																																											118,787	118,787
Fees																																											$ 5,000	$ 5,000
Conversion right discount, percentage																																											15.00%	15.00%
Principal amount																																											$ 161,000	$ 161,000
Principal repayments																																											180,320	180,320
Final payment due amount																																											16,213	16,213
Payment amount																																											$ 18,032	$ 18,032
July 2024 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Original issue discount																																									$ 19,649
Net proceeds																																									200,000
Monthly payments																																									9,319
Fees																																									4,000
Total principal repayments																																									223,649
Discount against note																																									$ 23,649
January 2025 Note I [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest																																				$ 18,078
Repayments of Debt																																				168,278
Original issue discount																																				19,650
Net proceeds																																				$ 125,000
Maturity Date																																				Nov. 15, 2025
Monthly payments																																				$ 16,873
Fees																																				$ 6,000
Conversion right discount, percentage																																				39.00%
Principal amount																																				$ 150,650
Discount against note																																				83,643
Fair value of conversion option																																				39,915
Net proceeds received in amount																																				43,728
Loss on extinguishment of debt																																				$ 23,098																	23,098
January 2025 Note II [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest																																			$ 13,846
Original issue discount																																			12,900
Net proceeds																																			$ 80,000
Maturity Date																																			Nov. 30, 2025
Monthly payments																																			$ 56,373
Fees																																			$ 6,000
Conversion right discount, percentage																																			39.00%
Principal amount																																			$ 98,900
Discount against note																																			48,074
Fair value of conversion option																																			15,328
Net proceeds received in amount																																			32,746
Loss on extinguishment of debt																																			15,661																		15,661
Total repayments																																			112,746
Installments Thereafter																																			$ 14,093
February 2025 Note [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount																																		$ 121,900
Prepaid interest																																		14,628
Repayments of Debt																																		136,528
Original issue discount																																		15,900
Net proceeds																																		$ 100,000
Maturity Date																																		Dec. 15, 2025
Monthly payments																																		$ 13,653
Fees																																		$ 6,000
Conversion right discount, percentage																																		25.00%
Discount against note																																		$ 43,302
Fair value of conversion option																																		6,774
Net proceeds received in amount																																		$ 36,528
Loss on extinguishment of debt																																																					19,101
Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			31,816		145,562
Principal amount				$ 151,800
Maturity Date				Nov. 15, 2026				Aug. 30, 2026	Aug. 15, 2026						May 30, 2026
Fees				$ 7,000					$ 7,000
Principal amount									123,050
Payment amount			$ 22,008						$ 13,782
Initial payment			88,031
Promissory Note [Member] | Forecast [Member]
Notes and Convertible Notes Payable [Line Items]
Payment amount	$ 21,252																																																	$ 22,008
Initial payment	$ 85,008
Second Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			113,260		98,720
Maturity Date								Aug. 30, 2026
Fees								$ 7,000
Principal amount								$ 123,050
Convertible Note [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			17,320		0
Maturity Date						Jan. 14, 2027
Principal amount						$ 25,000
Interest rate						12.00%
Conversion price per share (in Dollars per share)						$ 3
Convertible Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Interest accrued																																																			0		34,452
Remaining principal payments																																																			170,016		0
Net carrying amount																																																			149,777		0
Principal amount					$ 240,000
Interest rate					12.00%
Conversion price per share (in Dollars per share)		$ 4.25			$ 6.07
Promissory Note One [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			117,399		$ 0
Common Stock [Member]
Notes and Convertible Notes Payable [Line Items]
Purchase shares (in Shares)		47,059				8,333
Exercise price per share (in Dollars per share)		$ 4.25				$ 3																																															$ 1.65
Common Stock [Member] | Warrant [Member]
Notes and Convertible Notes Payable [Line Items]
Exercise price per share (in Dollars per share)																																					$ 17																	$ 17
Subsidiaries [Member]
Notes and Convertible Notes Payable [Line Items]
Aggregate of disaster relief loans																																																									$ 450,000	$ 450,000	$ 450,000
Percentage of loans bear interest																																																									3.75%	3.75%	3.75%
Maturity term																																																									30 years	30 years	30 years
Subsequent Event [Member] | Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Initial payment			$ 88,031
SBA Loans [Member] | Government Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			450,000		$ 450,000
Dr. Michael Dent [Member]
Notes and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)							$ 1.38			$ 1.74	$ 2	$ 1.2	$ 1.78	$ 2		$ 2.8	$ 3	$ 3	$ 1.79	$ 1.79	$ 1.7	$ 1.9	$ 1.8	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 3.1	$ 3.75	$ 3	$ 4.9				$ 2.3	$ 2.6	$ 3.3	$ 4.86		$ 4.97			$ 5
Exercise price per share (in Dollars per share)																																								$ 4.86
Fair value warrant																																								$ 271,256
Dr. Michael Dent [Member] | Warrant [Member]
Notes and Convertible Notes Payable [Line Items]
Exercise price per share (in Dollars per share)																																										$ 4.97
Fair value warrant																																										$ 333,111
Dr. Michael Dent [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Interest accrued		$ 737,180
Principal amount		$ 5,715,812
Maturity Date		Feb. 02, 2029
Final payment due amount		$ 4,338,192
Interest rate		12.00%
Conversion price per share (in Dollars per share)		$ 4.25
HLYK Florida LLC [Member] | Government Notes Payable [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																					67,929
Investor [Member] | Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Net carrying amount																																																			49,105		77,441
Investor [Member] | Promissory Note [Member] | Forecast [Member]
Notes and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)				$ 35
Investor [Member] | Subsequent Event [Member] | Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Prepaid interest				$ 18,216
Net proceeds				$ 25,000
Maturity Date				Nov. 15, 2026
Monthly payments				$ 85,008
Principal amount				151,800																																																			$ 50,000
Net proceeds received in amount				$ 170,016
Investor [Member] | Subsequent Event [Member] | Convertible Note [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date						Jan. 14, 2027
Conversion price per share (in Dollars per share)						$ 3
Investor [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Principal amount					$ 240,000
Conversion price per share (in Dollars per share)					$ 6.15
Exercise price per share (in Dollars per share)					$ 6.07
Related Party [Member] | Convertible Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)		$ 4.25
Loan [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			68,908		110,253
Loan [Member] | Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			44,015		176,061
Loan [Member] | Common Stock [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			25,000		0
Loan [Member] | SBA [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			450,000		450,000
Loan [Member] | Dr. Michael Dent [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			46,594		74,550
Loan [Member] | Investor [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																			$ 137,816		137,816
Loan [Member] | SBA [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments																																																					450,000	$ 450,000
Convertible Promissory Note [Member]
Notes and Convertible Notes Payable [Line Items]
Remaining principal payments		$ 240,000																																																			$ 0